Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	$ 21,877	$ 12,688
Impairment loss on investment	0	1,299	0
Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		477
Impairment loss on investment		238
Fair Value, Inputs, Level 1 [Member] | Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		0
Fair Value, Inputs, Level 2 [Member] | Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		0
Fair Value, Inputs, Level 3 [Member] | Eturbotouch Technology Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		$ 477